Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	2014	2013	2012
Tsakos Shipping and Trading S.A. (commissions)	6,189	5,219	5,304
Tsakos Energy Management Limited (management fees)	15,840	15,487	15,587
Tsakos Columbia Shipmanagement S.A.	2,091	1,621	1,280
Argosy Insurance Company Limited	9,529	9,129	9,701
AirMania Travel S.A.	4,797	4,810	3,661

Total expenses with related parties	38,446	36,266	35,533

Related Party Transactions Balances

	December 31,

	2014	2013
Due from related parties
Tsakos Columbia Shipmanagement Ltd	1,895	1,084

Total due from related parties	1,895	1,084

Due to related parties
Tsakos Shipping and Trading S.A.	881	555
Tsakos Energy Management Limited	93	92
Argosy Insurance Company Limited	8,766	6,008
AirMania Travel S.A.	396	275

Total due to related parties	10,136	6,930

Related Party - Future Management Fees

Year	Amount
2015	19,344
2016	19,404
2017	20,111
2018	20,332
2019	20,332
2020 to 2024	91,494

191,017